Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 9.2%
Diversified Telecommunication Services 1.4%
AT&T, Inc.	2,526,462	38,755,927
Entertainment 1.4%
Electronic Arts, Inc.	350,785	40,589,332
Interactive Media & Services 4.9%
Alphabet, Inc., Class C(a)	1,427,940	137,296,431
Media 1.5%
Comcast Corp., Class A	1,444,495	42,367,039
Total Communication Services		259,008,729
Consumer Discretionary 10.4%
Automobiles 1.3%
Tesla, Inc.(a)	139,246	36,935,001
Hotels, Restaurants & Leisure 1.3%
Hilton Worldwide Holdings, Inc.	313,646	37,831,980
Internet & Direct Marketing Retail 4.4%
Amazon.com, Inc.(a)	1,082,352	122,305,776
Multiline Retail 1.3%
Target Corp.	245,666	36,454,378
Specialty Retail 2.1%
Home Depot, Inc. (The)	211,091	58,248,451
Total Consumer Discretionary		291,775,586
Consumer Staples 5.9%
Beverages 1.7%
Constellation Brands, Inc., Class A	208,647	47,922,043
Food Products 1.8%
Hershey Co. (The)	225,988	49,823,574
Household Products 2.4%
Procter & Gamble Co. (The)	547,921	69,175,026
Total Consumer Staples		166,920,643
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.1%
Oil, Gas & Consumable Fuels 4.1%
ConocoPhillips Co.	488,632	50,006,599
Exxon Mobil Corp.	756,278	66,030,632
Total		116,037,231
Total Energy		116,037,231
Financials 9.9%
Banks 2.6%
Bank of America Corp.	1,780,843	53,781,459
Popular, Inc.	273,922	19,738,819
Total		73,520,278
Capital Markets 4.3%
Morgan Stanley	596,603	47,137,603
S&P Global, Inc.	127,334	38,881,437
State Street Corp.	585,388	35,597,444
Total		121,616,484
Consumer Finance 1.3%
Discover Financial Services	406,706	36,977,710
Insurance 1.7%
MetLife, Inc.	776,985	47,225,148
Total Financials		279,339,620
Health Care 17.4%
Biotechnology 3.6%
AbbVie, Inc.	411,190	55,185,810
BioMarin Pharmaceutical, Inc.(a)	222,957	18,900,065
Vertex Pharmaceuticals, Inc.(a)	91,636	26,532,287
Total		100,618,162
Health Care Equipment & Supplies 2.7%
Boston Scientific Corp.(a)	965,591	37,397,340
Stryker Corp.	191,102	38,705,799
Total		76,103,139
Health Care Providers & Services 4.2%
Elevance Health, Inc.	90,881	41,281,786
UnitedHealth Group, Inc.	150,705	76,112,053
Total		117,393,839
Columbia Variable Portfolio – Select Large Cap Equity Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.1%
IQVIA Holdings, Inc.(a)	175,651	31,817,422
Pharmaceuticals 5.8%
Eli Lilly & Co.	170,753	55,212,983
Johnson & Johnson	455,287	74,375,684
Zoetis, Inc.	221,518	32,848,904
Total		162,437,571
Total Health Care		488,370,133
Industrials 10.3%
Aerospace & Defense 1.6%
Raytheon Technologies Corp.	535,219	43,813,027
Air Freight & Logistics 1.4%
United Parcel Service, Inc., Class B	243,858	39,392,821
Building Products 1.2%
Trane Technologies PLC	234,861	34,010,222
Commercial Services & Supplies 2.5%
Cintas Corp.	84,071	32,635,521
Republic Services, Inc.	281,668	38,318,115
Total		70,953,636
Construction & Engineering 0.9%
MasTec, Inc.(a)	409,843	26,025,031
Machinery 1.2%
Parker-Hannifin Corp.	133,631	32,380,128
Road & Rail 1.5%
Union Pacific Corp.	221,104	43,075,481
Total Industrials		289,650,346
Information Technology 26.5%
Communications Equipment 1.5%
Cisco Systems, Inc.	1,094,842	43,793,680
Electronic Equipment, Instruments & Components 1.3%
TE Connectivity Ltd.	321,408	35,470,587
IT Services 1.8%
MasterCard, Inc., Class A	183,997	52,317,707
Semiconductors & Semiconductor Equipment 4.3%
Applied Materials, Inc.	422,987	34,655,325
Common Stocks (continued)
Issuer	Shares	Value ($)
Broadcom, Inc.	105,277	46,744,040
NVIDIA Corp.	319,502	38,784,348
Total		120,183,713
Software 12.0%
Adobe, Inc.(a)	128,061	35,242,387
Intuit, Inc.	99,207	38,424,855
Microsoft Corp.	845,455	196,906,469
Palo Alto Networks, Inc.(a)	194,907	31,923,818
ServiceNow, Inc.(a)	91,919	34,709,534
Total		337,207,063
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	1,142,069	157,833,936
Total Information Technology		746,806,686
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
Extra Space Storage, Inc.	198,971	34,364,281
Invitation Homes, Inc.	1,046,065	35,325,615
Total		69,689,896
Total Real Estate		69,689,896
Utilities 3.3%
Electric Utilities 1.7%
American Electric Power Co., Inc.	564,168	48,772,324
Multi-Utilities 1.6%
Ameren Corp.	559,493	45,067,161
Total Utilities		93,839,485
Total Common Stocks (Cost $2,700,024,125)		2,801,438,355

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	12,586,885	12,580,592
Total Money Market Funds (Cost $12,579,253)		12,580,592
Total Investments in Securities (Cost: $2,712,603,378)		2,814,018,947
Other Assets & Liabilities, Net		798,226
Net Assets		2,814,817,173

2	Columbia Variable Portfolio – Select Large Cap Equity Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Equity Fund, September 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	5,247,185	406,851,501	(399,519,414)	1,320	12,580,592	5,074	251,469	12,586,885
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Large Cap Equity Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7071_12_A01_(11/22)